Schedule of alloted called up and fully paid (Details) (Parentheticals) - $ / shares	Dec. 31, 2023	Jun. 30, 2023	Jul. 29, 2022	Jun. 30, 2022	Jun. 30, 2021
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.12	$ 0.012	$ 0.012	$ 0.012	$ 0.012